                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-2993

                      (Investment Company Act File Number)

                         Edward Jones Money Market Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/28/07

              Date of Reporting Period:  Six months ended 8/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

EdwardJones

Edward Jones Money Market Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2006

Investment Shares
Retirement Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Serving Individual Investors Since 1871

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2006		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021		0.027		0.008		0.003		0.010	0.027
Less Distributions:
Distributions from net investment income	(0.021)		(0.027)		(0.008)		(0.003)		(0.010)	(0.027)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [1]	2.13%		2.77%		0.77%		0.30%		0.97%	2.75%

Ratios to Average Net Assets:
Net expenses	0.81	% [2]	0.84%		0.83%		0.86%		0.84%	0.83%
Net investment income	4.21	% [2]	2.79%		0.76%		0.30%		0.96%	2.75%
Expense waiver/reimbursement [3]	0.00	% [2,4]	0.00	% [4]	0.00	% [4]	0.00	% [4]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$11,813,666		$9,659,931		$7,770,049		$8,134,397		$9,090,066	$9,722,644

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,				Period Ended
	8/31/2006		2006	2005	2004	2003	2/28/2002	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.023	0.004	0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.018)		(0.023)	(0.004)	(0.001)	(0.005)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.85%		2.31%	0.41%	0.08%	0.50%	1.41%

Ratios to Average Net Assets:
Net expenses	1.35	% [3]	1.29%	1.19%	1.08%	1.30%	1.30	% [3]
Net investment income	3.64	% [3]	2.28%	0.40%	0.08%	0.49%	1.78	% [3]
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.02%	0.11%	0.12%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$2,464,480		$2,328,836	$2,179,354	$2,254,070	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2006	Ending Account Value 8/31/2006	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,021.30	$4.13
Retirement Shares	$1,000	$1,018.50	$6.87
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.12	$4.13
Retirement Shares	$1,000	$1,018.40	$6.87

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Investment Shares	0.81%
Retirement Shares	1.35%

Portfolio of Investments Summary Tables

At August 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	85.9%
U.S. Government Agency Securities	16.0%
Other Assets and Liabilities--Net [2]	(1.9)%
TOTAL	100.0%

At August 31, 2006, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.4%
8-30 Days	13.8%
31-90 Days	7.3%
91-180 Days	4.5%
181 Days or more	4.9%
Other Assets and Liabilities--Net [2]	(1.9)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

August 31, 2006 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--16.0%
$330,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.130% - 5.340%, 9/8/2006 - 10/5/2006	$329,908,255
342,905,000		Federal Home Loan Bank System Notes, 2.625% - 5.580%, 9/15/2006 - 9/18/2007	342,626,414
414,002,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007	404,817,953
583,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.251% - 5.350%, 9/18/2006 - 11/7/2006	582,818,909
204,875,000		Federal Home Loan Mortgage Corp. Notes, 4.170% - 5.500%, 10/18/2006 - 7/9/2007	204,639,013
250,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006	249,823,855
171,000,000		Federal National Mortgage Association Notes, 3.875% - 5.610%, 5/15/2007 - 9/5/2007	169,993,157
		TOTAL GOVERNMENT AGENCIES	2,284,627,556
		REPURCHASE AGREEMENTS--85.9%
300,000,000		Repurchase agreement 5.29%, dated 8/31/2006 under which BMO Capital Markets Corp. will repurchase U.S. Government Agency securities with various maturities to 6/1/2036 for $300,044,083 on 9/1/2006. The market value of the underlying securities at the end of the period was $306,496,588.	300,000,000
2,759,000		Interest in $2,246,000,000 joint repurchase agreement 5.25%, dated 8/31/2006 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $2,246,327,542 on 9/1/2006. The market value of the underlying securities at the end of the period was $2,290,920,855.	2,759,000
949,300,000		Interest in $950,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which BNP Paribas Securities Corp. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $950,139,597 on 9/1/2006. The market value of the underlying security at the end of the period was $969,000,001.	949,300,000
275,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.3225%, dated 7/27/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $507,096,667 on 10/31/2006. The market value of the underlying securities at the end of the period was $513,711,038.	275,000,000
286,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 5.32%, dated 8/9/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $1,012,265,556 on 10/31/2006. The market value of the underlying securities at the end of the period was $1,021,268,263.	286,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$700,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/6/2038 for $2,000,293,889 on 9/1/2006. The market value of the underlying securities at the end of the period was $2,040,000,918.	$700,000,000
500,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $2,000,293,889 on 9/1/2006. The market value of the underlying securities at the end of the period was $2,060,001,562.	500,000,000
900,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 4/15/2042 for $1,500,220,417 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,530,009,003.	900,000,000
840,000,000		Interest in $940,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/25/2044 for $940,138,128 on 9/1/2006. The market value of the underlying securities at the end of the period was $961,977,571.	840,000,000
505,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.27%, dated 8/29/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 7/1/2042 for $904,084,250 on 9/29/2006. The market value of the underlying securities at the end of the period was $927,002,578.	505,000,000
200,000,000		Repurchase agreement 5.30%, dated 8/31/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $200,029,444 on 9/1/2006.The market value of the underlying securities at the end of the period was $206,001,218.	200,000,000
233,000,000	[3]	Interest in $900,000,000 joint repurchase agreement 5.28%, dated 8/9/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2042 for $905,544,000 on 9/20/2006. The market value of the underlying securities at the end of the period was $925,541,016.	233,000,000
425,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.30%, dated 8/31/2006 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/25/2036 for $506,625,000 on 11/30/2006. The market value of the underlying securities at the end of the period was $516,769,927.	425,000,000
25,000,000	[3]	Interest in $50,000,000 joint repurchase agreement 5.40%, dated 8/2/2006 under which Dresdner Kleinwort Wassertstein will repurchase U.S. Government Agency securities with various maturities to 5/15/2033 for $50,675,000 on 10/31/2006. The market value of the underlying securities at the end of the period was $51,504,709.	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$299,300,000		Interest in $300,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $300,044,083 on 9/1/2006. The market value of the underlying securities at the end of the period was $308,633,318.	$299,300,000
500,000,000		Repurchase agreement 5.29%, dated 8/31/2006 under which Greenwich Capital Markets Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $500,073,472 on 9/1/2006. The market value of the underlying securities at the end of the period was $515,000,374.	500,000,000
639,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.30%, dated 8/31/2006 under which HSBC Securities Inc. will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $1,500,220,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,537,191,728.	639,000,000
500,000,000		Interest in $1,900,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $1,900,279,194 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,955,223,775.	500,000,000
939,000,000		Interest in $1,200,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $1,200,176,333 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,236,003,528.	939,000,000
200,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2011 for $2,000,291,111 on 9/1/2006. The market value of the underlying securities at the end of the period was $2,041,574,060.	200,000,000
605,000,000		Interest in $620,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 4/1/2056 for $620,091,106 on 9/1/2006. The market value of the underlying securities at the end of the period was $637,130,725.	605,000,000
250,000,000		Repurchase agreement 5.29%, dated 8/31/2006 under which RBC Capital Markets Corp. will repurchase U.S. Government Agency securities with various maturities to 2/15/2030 for $250,036,736 on 9/1/2006. The market value of the underlying securities at the end of the period was $250,036,736.	250,000,000
1,185,000,000		Interest in $1,400,000,000 joint repurchase agreement 5.30%, dated 8/31/2006 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $1,400,206,111 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,440,924,694.	1,185,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$79,573,000		Interest in $123,000,000 joint repurchase agreement 5.19%, dated 8/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $123,017,733 on 9/1/2006. The market value of the underlying securities at the end of the period was $125,461,485.	$79,573,000
325,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 5.26%, dated 8/24/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/25/2035 for $602,279,333 on 9/20/2006. The market value of the underlying securities at the end of the period was $618,544,286.	325,000,000
100,000,000		Repurchase agreement 5.28%, dated 8/31/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $100,014,667 on 9/1/2006. The market value of the underlying securities at the end of the period was $103,005,018.	100,000,000
500,000,000		Repurchase agreement 5.29%, dated 8/31/2006 under which WAMU Capital Corp. will repurchase U.S. Government Agency securities with various maturities to 7/1/2036 for $500,073,472 on 9/1/2006. The market value of the underlying securities at the end of the period was $515,000,000.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	12,262,932,000
		TOTAL INVESTMENTS--101.9% (AT AMORTIZED COST) [4]	14,547,559,556
		OTHER ASSETS AND LIABILITIES - NET--(1.9)%	(269,412,863)
		TOTAL NET ASSETS--100%	$14,278,146,693

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (unaudited)

Assets:
Investments in repurchase agreements	$12,262,932,000
Investments in securities	2,284,627,556
Total investments in securities, at amortized cost and value		$14,547,559,556
Cash		452,799
Income receivable		22,989,892
Receivable for shares sold		260,395,488
Prepaid expenses		54,294
TOTAL ASSETS		14,831,452,029
Liabilities:
Payable for investments purchased	509,000,000
Payable for shares redeemed	22,902,733
Income distribution payable	16,854,880
Payable for shareholder services fee (Note 4)	2,055,118
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	2,492,605
TOTAL LIABILITIES		553,305,336
Net assets for 14,278,225,063 shares outstanding		$14,278,146,693
Net Assets Consist of:
Paid-in capital		$14,278,225,110
Distributions in excess of net investment income		(78,417)
TOTAL NET ASSETS		$14,278,146,693
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Investment Shares:
$11,813,666,392 ÷ 11,814,200,832 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$2,464,480,301 ÷ 2,464,024,231 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2006 (unaudited)

Investment Income:
Interest		$324,816,216
Expenses:
Investment adviser fee (Note 4)	$26,515,093
Administrative personnel and services fee (Note 4)	5,148,006
Custodian fees	178,760
Transfer and dividend disbursing agent fees and expenses (Note 4)	10,081,552
Directors'/Trustees' fees	55,440
Auditing fees	6,820
Legal fees	6,583
Portfolio accounting fees	88,949
Shareholder services fee--Investment Shares (Note 4)	13,233,779
Shareholder services fee--Retirement Shares (Note 4)	2,944,318
Share registration costs	429,098
Printing and postage	435,873
Insurance premiums	28,008
Miscellaneous	24,103
TOTAL EXPENSES	59,176,382
Waivers (Note 4):
Waiver of administrative personnel and services fee	(216,922)
Net expenses		58,959,460
Net investment income		$265,856,756

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2006	Year Ended 2/28/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$265,856,756	$280,130,746
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(223,134,857)	(230,685,462)
Retirement Shares	(42,726,101)	(49,498,538)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(265,860,958)	(280,184,000)
Share Transactions:
Proceeds from sale of shares	39,162,674,170	61,544,483,269
Net asset value of shares issued to shareholders in payment of distributions declared	252,384,040	269,496,370
Cost of shares redeemed	(37,125,674,861)	(59,774,561,972)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,289,383,349	2,039,417,667
Change in net assets	2,289,379,147	2,039,364,413
Net Assets:
Beginning of period	11,988,767,546	9,949,403,133
End of period (including distributions in excess of net investment income of $(78,417) and $(74,215), respectively)	$14,278,146,693	$11,988,767,546

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2006 (unaudited)

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2006		Year Ended 2/28/2006
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	23,843,344,014	$23,843,344,014	34,456,824,162	$34,456,824,162
Shares issued to shareholders in payment of distributions declared	213,008,212	213,008,212	223,141,912	223,141,912
Shares redeemed	(21,902,424,628)	(21,902,424,628)	(32,789,826,353)	(32,789,826,353)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	2,153,927,598	$2,153,927,598	1,890,139,721	$1,890,139,721

	Six Months Ended 8/31/2006		Year Ended 2/28/2006
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	15,319,330,156	15,319,330,156	27,087,659,059	$27,087,659,059
Shares issued to shareholders in payment of distributions declared	39,375,828	39,375,828	46,354,458	46,354,458
Shares redeemed	(15,223,250,233)	(15,223,250,233)	(26,984,735,619)	(26,984,735,619)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	135,455,751	$135,455,751	149,277,898	$149,277,898
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,289,383,349	$2,289,383,349	2,039,417,619	$2,039,417,619

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd., the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Adviser's Background

Passport Research, Ltd., is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. doing business as Edward Jones is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended August 31, 2006, FIMCO received approximately 18% of the Adviser's revenues, while Edward Jones received approximately 82%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares to Edward Jones.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Edward Jones

In the normal course of business, Edward Jones is named, from time to time, as a defendant in various legal actions, including arbitrations, class actions, and other litigation. Certain of these legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. Edward Jones is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, certain of which may result in adverse judgments, fines, or penalties. Recently, the number of legal actions and investigations has increased with a focus on mutual fund issues among many firms in the financial services industry, including Edward Jones.

The potential impact of these legal proceedings is uncertain. As of the date of this report, Edward Jones does not believe that any current or anticipated legal proceedings will have a material adverse impact on Edward Jones or the Fund. However, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Fund.

Evaluation and Approval of Advisory Contract

EDWARD JONES MONEY MARKET FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 48019P102
Cusip 48019P201

8092605 (10/06)

EdwardJones

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  EDWARD JONES MONEY MARKET FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        October 17, 2006

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        October 20, 2006